Acquisitions - Tryke Companies (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 04, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisitions
Contingent consideration payable		$ 29,109	$ 37,994	$ 1,898
Cash outflow, net of cash acquired		133,983	$ 37,820
Tryke Companies
Acquisitions
Cash	$ 5,428
Accounts receivable, net	958
Prepaid expenses and other current assets	988
Inventory	24,030
Property, plant and equipment, net	21,538
Right-of-use assets	47,957
Other assets	4,264
Goodwill	38,155
Deferred tax liabilities	(2,831)
Liabilities assumed	(57,679)
Net assets acquired	161,158
Cash consideration, net of working capital adjustments	24,248
Equity consideration	11,666
Deferred consideration classified as a liability	56,730
Deferred consideration classified as equity	59,289
Contingent consideration payable	9,225	$ 8,310
Total consideration	161,158
Cash outflow, net of cash acquired	18,820
Tryke Companies | Licenses
Acquisitions
Intangible assets	73,330
Tryke Companies | Trade name
Acquisitions
Intangible assets	3,270
Tryke Companies | Non-compete agreements
Acquisitions
Intangible assets	$ 1,750